Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
GOODWILL	NOTE 7: GOODWILL Goodwill as of December 31, 2015 and December 31, 2014 amounted to:

Balance at January 1, 2014	$1,579
Balance at December 31, 2014	$1,579

Balance at December 31, 2015	$1,579